Long-Term Incentive Plan and Other Compensatory Awards	12 Months Ended
Dec. 31, 2012
Long Term Incentive Plans And Other Compensatory Awards Disclosure [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Note 17 — Long-Term Incentive Plan and Other Compensatory Awards

Cytomedix has a shareholder-approved, LTIP that permits incentive awards of options, stock appreciation rights, restricted stock awards, phantom stock awards, performance unit awards, dividend equivalent awards and other stock-based awards. Cytomedix may issue up to 10,500,000 shares of stock under this LTIP. At December 31, 2012, 2,101,245 shares were available for future grants. Of all options granted through December 31, 2012, 531,802 had been exercised and 7,866,953 remained outstanding. Option terms are set by the Board of Directors for each option grant, and generally vest immediately upon grant or over a period of time ranging up to three years, are exercisable in whole or installments, and expire ten years from the date of grant. Outstanding options expire at various dates through November 13, 2022.

A summary of option activity under the LTIP as of December 31, 2012, and changes during the year then ended is presented below:

LTIP Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2012	6,275,555	$1.23
Granted	2,271,500	$1.41
Exercised	(35,602)	$0.43
Forfeited or expired	(644,500)	$1.24
Outstanding at December 31, 2012	7,866,953	$1.28	5.4	$463,577
Exercisable at December 31, 2012	6,662,290	$1.30	4.8	$463,577

The weighted-average grant-date fair value of stock options granted under the LTIP during the years 2012 and 2011 was $1.19 and $0.59, respectively. No stock options were exercised under the LTIP during the fiscal year ended December 31, 2011.

The following table summarizes information about stock options outstanding as of December 31, 2012:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number of Outstanding Shares	Weighted Average Remaining Contract Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.30 – $1.50	6,153,453	5.9	$0.99	5,022,290	$0.97
$1.51 – $3.00	1,643,500	3.5	$2.20	1,570,000	$2.20
$3.01 – $4.50	0	—	—	0	—
$4.51 – $6.00	70,000	3.0	$5.20	70,000	$5.20

As of December 31, 2012, there was approximately $1,022,000 of total unrecognized compensation cost related to non-vested stock options granted under the LTIP. That cost is expected to be recognized over a weighted-average period of 0.9 years. The total fair value of stock options granted under the LTIP that vested during the fiscal years ended December 31, 2012 and 2011 was approximately $1,828,000 and $433,000, respectively.

Additionally, the Company has issued certain compensatory warrants outside of the LTIP, in exchange for the performance of services. A summary of service provider warrant activity as of December 31, 2012, and changes during the year then ended is presented below:

Warrants to Service Providers	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2012	1,335,149	$1.52
Granted	0	—
Exercised	0	—
Forfeited or expired	(160,149)	$1.65
Outstanding at December 31, 2012	1,175,000	$1.50	1.9	$0
Exercisable at December 31, 2012	1,175,000	$1.50	1.9	$0

There were no compensatory warrants granted or exercised during the fiscal year ended December 31, 2011.

The following table summarizes information about compensatory warrants outstanding as of December 31, 2012:

	Warrants Outstanding			Warrants Exercisable
Range of Exercise Prices	Number of Outstanding Shares	Weighted Average Remaining Contract Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$1.25 – $1.50	850,000	1.9	$1.40	850,000	$1.40
$1.75	325,000	2.1	$1.75	325,000	$1.75

As of December 31, 2012, there was no remaining unrecognized compensation cost related to warrants and the balance of unamortized compensation for Common stock granted to non-employees was $15,000.

The Company has recorded stock-based compensation expense as follows:

	Year Ended December 31
Stock-Based Expense	2012	2011
Awards under the LTIP	$2,027,031	$305,180
Awards outside the LTIP	20,700	—
	$2,047,731	$305,180
Included in Statements of Operations caption as follows:
Salaries and wages	$1,389,001	$155,097
Consulting expense	275,924	64,006
General and administrative	382,806	86,077
	$2,047,731	$305,180